Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
SHORT-TERM BORROWINGS
11.	SHORT-TERM BORROWINGS

	December 31,
	2018	2017
Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd.	$-	$1,536,720

Interest expense on short-term borrowings amounted to $200,799, $6,246 and $128,537 for the years ended December 31, 2018, 2017 and 2016, respectively.

(1)	Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd. ("HLI")

Pursuant to various loan agreements between the Company and HLI in 2017, the Company obtained the following unsecured loans from HLI, which bear fixed interest at 5% per annum:

—	a loan of $296,064 (RMB2,000,000), repayable by August 28, 2018;

—	a loan of $296,064 (RMB2,000,000), repayable by December 14, 2018;

—	a loan of $888,192 (RMB6,000,000), repayable by December 27, 2018.

Pursuant to various loan agreements between the Company and HLI in 2018, the Company obtained the following unsecured loans from HLI:

—	a loan of $529,500 (RMB3,500,000), bearing fixed interest of 6% per annum and repayable by January 29, 2019.

—	a loan of $408,510 (RMB2,700,000), bearing fixed interest of 6% per annum and repayable by March 8, 2019.

—	a loan of $408,510 (RMB2,700,000), bearing fixed interest of 6% per annum and repayable by April 3, 2019.

—	a loan of $423,640 (RMB2,800,000), bearing fixed interest of 6% per annum and repayable by May 23, 2019.

—	a loan of $378,250 (RMB2,500,000), bearing fixed interest of 6% per annum and repayable by June 26, 2019.

—	a loan of $499,290 (RMB3,300,000), bearing fixed interest of 8% per annum and repayable by June 26, 2019.

—	a loan of $226,950 (RMB1,500,000), bearing fixed interest of 6% per annum and repayable by September 4, 2019.

—	a loan of $151,300 (RMB1,000,000), bearing fixed interest of 6% per annum and repayable by October 11, 2019.

—	a loan of $30,260 (RMB200,000), bearing fixed interest of 8% per annum and repayable by October 17, 2019.

—	a loan of $151,300 (RMB1,000,000), bearing fixed interest of 8% per annum and repayable by November 11, 2019.

—	a loan of $90,780 (RMB600,000), bearing fixed interest of 8% per annum and repayable by November 25, 2019.

—	a loan of $107,423 (RMB710,000), bearing fixed interest of 8% per annum and repayable by December 3, 2019.

—	a loan of $276,879 (RMB1,830,000), bearing fixed interest of 8% per annum and repayable by December 10, 2019.

The Company, via LCL owed a total loan amount RMB34,340,000, plus accrued interest of RMB1,229,076, to HLI.

Interest expense on short-term borrowings from HLI amounted to $200,799, $6,246 and $0 for the years ended December 31, 2018, 2017 and 2016, respectively.

Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, HLI and LCL agreed that the outstanding amount owed by DGHKT to the Company of RMB35.6 million be repaid by HLI on behalf of DGHKT, to LCL at the instruction of the Company. This repayment is agreed to be settled in the form of offset against the amount owed by LCL to HLI of RMB35.6 million (equivalent to $5.2 million) (Note 18). As a result, the Company, including its subsidiaries, no longer owed or was owed by HLI or DGHKT any amount as of December 31, 2018.

(2)	Loans from Mr. Ping Chen

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen ("Mr. Chen), who is During the year ended December 31, 2016, the Company obtained unsecured, interest-free loans from Mr. Ping Chen in an aggregate amount of $718,638 (RMB4,775,000) which had been fully repaid on October 24, 2016.

Interest expense paid to Mr. Ping Chen amounted to $29,207 for the year ended December 31, 2016.

Bank borrowings

On December 18, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,603,590 (RMB10,000,000) with a fixed interest rate which was 7.20% per annum. The loan had been fully repaid on November 14, 2016.

Interest expense paid on bank borrowings amounted to $99,330 for the year ended December 31, 2016.